Commitments and contingencies - Summary of Contractual Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	€ 10,329	€ 6,863
Other Lease Obligations	4,726	513
In-license agreements		249
Contract research organization agreements	1,681	1,924
Total contractual obligation	16,735	9,549
Less than 1year
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	2,913	2,103
Other Lease Obligations	66	97
In-license agreements		249
Contract research organization agreements	1,681	1,704
Total contractual obligation	4,659	4,153
1 - 3 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	4,477	3,453
Other Lease Obligations	1,258	185
In-license agreements		0
Contract research organization agreements	0	220
Total contractual obligation	5,735	3,858
3 - 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	2,007	1,157
Other Lease Obligations	1,362	185
In-license agreements		0
Contract research organization agreements	0	0
Total contractual obligation	3,370	1,342
More than 5 years
Disclosure Of Contractual Obligations [Line Items]
Lease liabilities	932	150
Other Lease Obligations	2,040	46
In-license agreements		0
Contract research organization agreements	0	0
Total contractual obligation	€ 2,972	€ 196